As filed with the Securities and Exchange Commission on March 24, 2003



                                            1940 Act Registration No.: 811-09763
                                            1933 Act Registration No.: 333-83718
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE ADMENDMENT NO. 2 [X]


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]


                             AMENDMENT NO. 19  [X]



               LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
                           (Exact Name of Registrant)


                              ChoicePlus II Advance

                     Lincoln ChoicePlus Assurance (L share)



                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                        100 Madison Street, Suite 1860
                           Syracuse, New York 13202
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (315) 428-8400

                           ROBERT O. SHEPPARD, Esquire
                Lincoln Life & Annuity Company of New York
                         100 Madison Street Suite 1860
                           Syracuse, New York 13202
                   (Name and Address of Agent for Service)

                                   Copy to:
                           Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                            Ft. Wayne, Indiana 46802


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous


     It is proposed that this filing will become effective:

           [_] immediately upon filing pursuant to paragraph (b) of Rule 485

           [X] on April 24, 2003 pursuant to paragraph (b) of Rule 485


           [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


           [_] on ______________ pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:

           [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



     Title of Securities: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

                               EXPLANATORY COMMENT

                                  Part A and B

The prospectuses and the statements of additional information for Lincoln ChoicePlus II Advance and Lincoln ChoicePlus Assurance (L Share) are incorporated herein by reference to Post-Effective Amendment No 1 (File No. 333-83718) filed on January 24, 2003.

LINCOLN NEW YORK SEPARATE ACCOUNT N FOR VARIABLE ANNUITIES

                       REGISTRATION STATEMENT ON FORM N-4

                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

 (a) List of Financial Statements

     1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement (To Be Filed By Amendment)

     2. Part B The Financial Statements for the Variable Account are included in Part B of this Registration Statement (To Be Filed By Amendment)

          Statement of Assets and Liability--December 31, 2001
          Statement of Operations--For the year ended December 31, 2001
           Statement of Changes in Net Assets--For the year or period ended December 31, 2001 and 2000
          Notes to Financial Statements--December 31, 2001
          Report of Ernst & Young LLP, Independent Auditors


     3. Part B The following Statutory-Basis Financial Statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement: (To Be Filed By Amendment)

          Balance Sheets Statutory-Basis--December 31, 2001 and 2000

          Statements of Operations Statutory-Basis--Years ended December 31, 2001, 2000 and 1999

          Statements of Changes in Capital and Surplus Statutory-Basis--Years ended December 31, 2001, 2000 and 1999.

          Statements of Cash Flows Statutory-Basis--Years ended December 31, 2001, 2000 and 1999.

          Notes to Statutory-Basis Financial Statements--December 31, 2001

          Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

(b)  List of Exhibits

(1)(a) Resolution of the Board of Directors and Memorandum authorizing establishment of Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

   (b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

   (c) Amendment No. 2 to the Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982) filed on September 8, 2000.

(2)    None.


(3)(a) Amended and Restated Principal Underwriting Agreement--Lincoln Financial Advisors/Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

       (i) Amendment to Amended and Restated Principal Underwriting Agreement--Lincoln Financial Advisors/Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.


   (b) Wholesaling Agreement between Lincoln Life & Annuity Company of New York, Lincoln Financial Advisors, and Delaware Distributors, L.P. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

       (1) Amendment to wholesaling agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

   (c) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on
       April 27, 2000.

(4)(a) ChoicePlus II Advance Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.

   (b) Persistency Credit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.


   (c) Form of Variable Annuity Rider (i4LIFE for Qualified) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-83718) filed on January 24, 2003.

   (d) Form of Variable Annuity Rider (i4LIFE for NQ) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-83718) filed on January 24, 2003.


(5)(a) ChoicePlus II Advance Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.


(6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

(7)    Not applicable.


(8)(a) Form of Service Agreement between Lincoln Life & Annuity Company of New York and Delaware Management Holdings, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 27, 2000.

       (1) Amendment to Service Agreement incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

   (b) Administrative Services Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Life Insurance Company dated 1-1-98 incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-38007) filed on
       October 11, 1999.

   (c) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Lincoln Life & Annuity Company of New York and Lincoln Financial Advisors Corporation incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (d) Participation Agreement among Lincoln Life & Annuity Company of New
       York and Lincoln Financial Advisors Corporation, Alliance Capital Management LP and Alliance Fund Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (e) Form of Fund Participation Agreement among Lincoln Life & Annuity Company of New York, American Variable Insurance Series, American Funds and the Distributors Inc., and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 3
       (File No. 333-93875) filed on April 16, 2002.

   (f) Fund Participation Agreement by and among BT Insurance Funds Trust
       (now known as Deutsche Asset Management VIT Funds), Bankers Trust Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (g) Participation Agreement among Delaware Group Premium Fund Inc., Lincoln Life & Annuity Company of New York and Delaware Distributors, LP incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (h) Participation Agreements among Variable Insurance Products Funds, Fidelity Distributors Corporation and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (i) Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (j) Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Bond Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (k) Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Money Market Fund, Inc. dated September 25, 1998 incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (l) Participation Agreement among Lincoln Life & Annuity Company of New York, Liberty Advisory Services Corporation, Liberty Variable Investment Trust and Liberty Funds Distributor, Inc. dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2000.
       (i) Amendment to Participation Agreement dated June 1, 2000 incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2000.

   (m) Form of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Lincoln Life & Annuity Company of New York and Massachusetts Financial Services Company incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (n) Fund Participation Agreement between Janus Aspen Series and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on
       April 16, 2002.

   (o) Fund Participation Agreement by and between Neuberger&Berman Advisors Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (p) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, LP and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (q) Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Aggressive Growth Fund, Inc. dated September 25, 1998 incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (r) Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Capital Appreciation Fund, Inc. dated November 2, 1998 incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (s) Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Global Asset Allocation Fund, Inc. dated November 2, 1998 incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (t) Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National International Fund, Inc. dated November 2, 1998 incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

   (u) Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Social Awareness Fund, Inc. dated September 25, 1998 incorporated herein by reference to Post-Effective Amendment
       No. 3 (File No. 333-93875) filed on April 16, 2002.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.

(10) Consent of Ernst & Young LLP, Independent Auditors. (To Be Filed By Amendment)


(11)   Not applicable.

(12)   Not applicable.


(13) Schedule for Computation for Performance Quotations incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.


(14)   Not applicable.


(15) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-93875) filed on January 31, 2003.


(16)   Power of Attorney.



Item 25.

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln New York Separate Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.


                                          Positions and Officers with
                                         Lincoln Life & Annuity Company
Name                                              of New York
----                                     ------------------------------
Lorry J. Stensrud**                      President and Director

John H. Gotta****                        2nd Vice President and Director

Janet Chrzan**                           2nd Vice President/Chief Financial
                                         Officer

J. Patrick Barrett                       Director
    Chairman and CEO
    Carpat Investments
    4605 Watergap
    Manlius, NY 13104

Robert D. Bond**                         Director

Jon A. Boscia***                         Director

Bradley R. Skarie**                      Acting/Director of Annuities Compliance

Christine Frederick****                  AVP/Director of Life Compliance

Barbara S. Kowalczyk***                  Director

M. Leanne Lachman                        Director
    Principal
    Lend Lease Real Estate Investments
    787 7th Avenue--46th Floor
    New York, NY 10019

Louis G. Marcoccia                       Director
    Senior Vice President
    Syracuse University
    Skytop Office Building
    Skytop Road
    Syracuse, NY 13244-5300

Gary W. Parker****                       2nd Vice President and Director

John M. Pietruski                        Director
    One Penn Plaza
    Suite 3408
    New York, NY 10119

Ron J. Ponder                            Director
    Executive Vice President and CIO
    WellPoint Health Networks, Inc.
    1 Wellpoint Way T2-2G4
    Thousand Oaks, CA 91362

Mark E. Reynolds**                       Director

Robert O. Sheppard*                      2nd Vice President/General Counsel

Eldon J. Summers, Jr.**                  Treasurer

Rise C. M. Taylor**                      2nd Vice President

Richard C. Vaughan***                    Director

C. Suzanne Womack***                     Secretary


* Principal business address of each person is 100 Madison Street, Suite 1860, Syracuse, New York 13202.

** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46801.

*** Principal business address of each person is Centre Square, West Tower, 1500 Market St., Suite 3900, Philadelphia, PA 19102.


**** Principal business address of each person is 359 Church Street, Hartford, CT 06103.

Item 26.

                     PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The Organizational Chart of The Lincoln National Insurance Holding Company System is incorporated herein by this reference.

Item 27.

                           NUMBER OF CONTRACT OWNERS

     As of December 31, 2002, there were 1,264 contractowners under Lincoln New York Variable Annuity Account N.


Item 28.

                         INDEMNIFICATION--UNDERTAKING

(a)  Brief description of indemnification provisions.

     In general, Article VII, Section 2, of the By-Laws of Lincoln Life & Annuity Co. of NY (LNY) provides that LNY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNY. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of LNY in connection with suits by, or in the rights of LNY.

     Please refer to Article VII of the By-Laws of LNY (Exhibit No. 6(a) hereto) for the full text of the indemnification provisions.
     Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter


     (a) Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln New York Separate Account N for Variable Annuities; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln New York Separate Account T for Variable Annuity Contracts.
     (b)  Officers and Directors


J. Michael Hemp*           President and Director
Lucy D. Gase**             Vice President, Assistant Secretary and Director
Matthew Lynch*             Vice President, Chief Financial Officer, and Director
Michael E. McMath*         Senior Vice President
Cynthia A. Rose***         Secretary
C. Gary Shimmin*           Vice President
Eldon V. Summers***        Treasurer

* Principal business address of each person is 350 Church Street, Hartford, CT 06103

** Principal business address of each person is 200 East Berry Street, Fort Wayne, IN 46802-2706

*** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, IN 46802

(c) Commissions and other compensations received by Lincoln Financial Advisors Corporation from Lincoln New York Separate Account N during the fiscal year which ended December 31, 2001. (To Be Filed By Amendment.)


(1)           (2)                  (3)               (4)           (5)
Name of       Net Underwriting
Principal     Discounts and        Compensation      Brokerage
Underwriter   Commissions          on Redemption     Commissions   Compensation
-----------   ---------------      -------------     -----------   ------------
Lincoln       None                 None              None
Financial
Advisors
Corporation




Item 30.  Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Delaware Management Holdings Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

Item 31.  Management Services

Not Applicable.

Item 32

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                    SIGNATURE PAGE



     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Ft. Wayne, and the State of Indiana on this 24th day of March, 2003.



                              Lincoln New York Account N for Variable Annuities (Registrant)

                              Lincoln ChoicePlus II Advance
                              Lincoln ChoicePlus Assurance (L Share)


                              By: /s/ Samuel S. Parkison
                                 -------------------------------------------
                                 Samuel S. Parkison
                                 2nd Vice President, Lincoln Life & Annuity
                                 Company of New York
                                 (Title)

                              Lincoln Life & Annuity Company of New York
                                  (Depositor)

                              By: /s/  Rise C. M. Taylor
                                 -------------------------------------------
                                 Rise C. M. Taylor
                                 (Signature - Officer of Depositor)
                                 2nd Vice President, Lincoln Life & Annuity
                                 Company of New York
                                 (Title)




     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 24, 2003.




Signature                                   Title
---------                                   -----
**/s/ Lorry J. Stensrud                     President and
-------------------------------------       Director (Principal
Lorry J. Stensrud                           Executive Officer)

*/s/ Janet Chrzan                           Second Vice President and
-------------------------------------       Chief Financial Officer
Janet Chrzan                                (Principal Financial Officer
                                            and Principal Accounting
                                            Officer)

*/s/ J. Patrick Barrett                     Director
-------------------------------------
J. Patrick Barrett

*/s/ Robert D. Bond                         Director
-------------------------------------
Robert D. Bond

*/s/ Jon A. Boscia                          Director
-------------------------------------
Jon A. Boscia

*/s/ John H. Gotta                          Director
-------------------------------------
John H. Gotta

*/s/ Barbara S. Kowalczyk                   Director
-------------------------------------
Barbara S. Kowalczyk

*/s/ M. Leanne Lachman                      Director
-------------------------------------
M. Leanne Lachman

*/s/ Louis G. Marcoccia                     Director
-------------------------------------
Louis G. Marcoccia

*/s/ Gary W. Parker                         Director
-------------------------------------
Gary W. Parker

*/s/ John M. Pietruski                      Director
-------------------------------------
John M. Pietruski

*/s/ Ronald J. Ponder                       Director
-------------------------------------
Ronald J. Ponder

*/s/ Mark E. Reynolds                       Director
-------------------------------------
Mark E. Reynolds

*/s/ Richard C. Vaughan                     Director
-------------------------------------
Richard C. Vaughan

*/s/ Samuel S. Parkison                     pursuant to a Power of Attorney
-------------------------------------
Samuel S. Parkison

**/s/ Samuel S. Parkison                    pursuant to a Power of Attorney
-------------------------------------
Samuel S. Parkison